Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued (Detail) - $ / shares	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2009	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 129.00	$ 168.00	$ 1.18
Number of Options, Outstanding, Beginning balance		142,130	106,856	15,122,900
Number of Options, Granted		10,160	42,160	1,491,500
Number of Options, Exercised		0	0	0
Number of Options, Canceled or expired		(7,315)	(6,886)	(586,000)
Number of Options, Outstanding, Ending balance		144,975	142,130	106,856
Number of Options, Options vested and expected to vest Ending Balance		138,818	20,194,202
Exercisable at June 30, 2015		101,130	13,493,562
Weighted Average Exercise Price Per Share, Granted		$ 9.00	$ 21.00	$ 0.26
Weighted Average Exercise Price Per Share, Exercised			0	0
Weighted Average Exercise Price Per Share, Canceled or expired		22.50	79.50	0.61
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		126.00	129.00	$ 168.00
Vested and expected to vest at June 30, 2015		130.50	0.90
Weighted Average exercisable Price Per Share, Outstanding, Ending balance		$ 171.00	$ 1.21
Weighted Average Remaining Contractual Term, Options Outstanding Ending Balance		6 years 1 month 28 days	6 years 6 months 18 days
Weighted Average Remaining Contractual Term, Options vested or expected to vest Ending Balance		6 years 11 days	6 years 4 months 21 days
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance		4 years 11 months 9 days	5 years 26 days
2006 Plan and 2010 Plan [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 0.86	$ 1.12
Number of Options, Outstanding, Beginning balance		21,319,637	16,028,400
Number of Options, Granted			6,324,000
Number of Options, Canceled or expired			(1,032,763)
Number of Options, Outstanding, Ending balance			21,319,637	16,028,400
Weighted Average Exercise Price Per Share, Granted			$ 0.14
Weighted Average Exercise Price Per Share, Canceled or expired			0.53
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance			0.86	$ 1.12
Outside Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 93.00	$ 93.00	$ 0.65
Number of Options, Outstanding, Beginning balance		50,729	50,729	8,254,232
Number of Options, Granted	68,384
Number of Options, Exercised			0	0
Number of Options, Canceled or expired				(644,939)
Number of Options, Outstanding, Ending balance		50,729	50,729	50,729
Weighted Average Exercise Price Per Share, Exercised			$ 0	$ 0
Weighted Average Exercise Price Per Share, Canceled or expired				1.00
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 93.00	$ 93.00	$ 93.00
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance		4 years 4 months 13 days	4 years 10 months 10 days
Outside Plan [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 0.62	$ 0.62
Number of Options, Outstanding, Beginning balance		7,609,293	7,609,293
Number of Options, Granted	10,257,593
Number of Options, Outstanding, Ending balance			7,609,293	7,609,293
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance			$ 0.62	$ 0.62